Investments in equity accounted units (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Investments Accounted For Using Equity Method Explanatory [Abstract]
Summary of investments in equity accounted units

	2021 US$m	2020 US$m
Rio Tinto's share of assets
– Non-current assets	5,139	5,307
– Current assets	1,063	1,077
	6,202	6,384
Rio Tinto's share of liabilities
– Current liabilities	(788)	(785)
– Non-current liabilities	(1,910)	(1,835)
	(2,698)	(2,620)
Rio Tinto's share of net assets	3,504	3,764